Operating Leases (Details) - Schedule of maturities of lease liabilities	Jan. 31, 2022 USD ($)
Schedule of maturities of lease liabilities [Abstract]
For the six months ended July 31, 2022	$ 137,296
For the twelve months ended July 31, 2023	252,969
For the twelve months ended July 31, 2024 and thereafter	150,468
Total lease payments	540,733
Less: imputed interest	(7,466)
Present value of lease liabilities	$ 533,267